Derivative Financial Instruments and Hedge Accounting (Tables)	6 Months Ended
Sep. 30, 2021
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Derivative Financial Instruments by Type and Purpose of Derivatives
The tables below represent the derivative financial instruments by type and purpose of derivatives at September 30, 2021 and March 31, 2021.

	At September 30, 2021
	Trading			Risk Management (1)
	Notional amounts	Assets	Liabilities	Notional amounts	Assets	Liabilities
	(In millions)

Interest rate derivatives	¥863,548,307	¥2,473,227	¥2,163,096	¥50,036,962	¥351,809	¥250,858
Futures	25,675,076	43,577	43,792	3,496,883	1,345	1
Listed Options	213,325,700	34,433	7,896	—	—	—
Forwards	36,829,805	767	14	—	—	—
Swaps	470,459,738	2,219,866	1,937,095	46,384,468	337,146	250,857
OTC Options	117,257,988	174,584	174,299	155,611	13,318	—
Currency derivatives	163,971,776	1,645,099	1,365,500	13,286,084	98,197	271,152
Futures	10,239	3	33	—	—	—
Listed Options	—	—	—	—	—	—
Forwards	80,017,239	704,188	622,172	2,601,142	23,193	68,447
Swaps	78,214,163	854,463	649,365	10,684,942	75,004	202,705
OTC Options	5,730,135	86,445	93,930	—	—	—
Equity derivatives	2,842,407	71,487	88,409	5,681	298	—
Futures	1,273,744	14,189	8,360	—	—	—
Listed Options	1,274,248	38,152	71,615	—	—	—
Forwards	731	—	25	—	—	—
Swaps	55,543	562	2,192	5,681	298	—
OTC Options	238,141	18,584	6,217	—	—	—
Commodity derivatives	101,226	11,371	9,618	—	—	—
Futures	29,655	1,281	667	—	—	—
Listed Options	—	—	—	—	—	—
Forwards	—	—	—	—	—	—
Swaps	67,613	10,075	8,518	—	—	—
OTC Options	3,958	15	433	—	—	—
Credit derivatives	2,948,595	23,870	27,710	—	—	—

Total derivative financial instruments	¥1,033,412,311	¥4,225,054	¥3,654,333	¥63,328,727	¥450,304	¥522,010

	At March 31, 2021
	Trading			Risk Management (1)
	Notional amounts	Assets	Liabilities	Notional amounts	Assets	Liabilities

	(In millions)
Interest rate derivatives	¥897,101,881	¥2,701,146	¥2,395,741	¥56,201,172	¥396,135	¥254,218
Futures	28,832,868	14,800	14,662	11,629,291	1,494	588
Listed Options	186,425,271	30,995	6,915	—	—	—
Forwards	110,252,456	256	3	—	—	—
Swaps	466,717,825	2,485,621	2,189,767	44,417,994	383,371	253,630
OTC Options	104,873,461	169,474	184,394	153,887	11,270	—
Currency derivatives	157,543,495	2,129,604	1,935,117	13,119,180	196,261	239,943
Futures	8,068	104	10	—	—	—
Listed Options	—	—	—	—	—	—
Forwards	75,327,505	1,081,492	863,744	2,003,070	5,605	91,422
Swaps	76,385,589	955,783	973,057	11,116,110	190,656	148,521
OTC Options	5,822,333	92,225	98,306	—	—	—
Equity derivatives	2,825,220	65,887	87,783	54,752	715	2,715
Futures	1,613,308	14,269	9,969	—	—	—
Listed Options	950,758	34,014	69,039	—	—	—
Forwards	3,574	155	63	—	—	—
Swaps	91,648	1,593	3,124	54,752	715	2,715
OTC Options	165,932	15,856	5,588	—	—	—
Commodity derivatives	109,665	7,310	5,371	—	—	—
Futures	30,917	1,043	510	—	—	—
Listed Options	—	—	—	—	—	—
Forwards	—	—	—	—	—	—
Swaps	76,264	6,201	4,346	—	—	—
OTC Options	2,484	66	515	—	—	—
Credit derivatives	2,895,632	24,559	28,545	—	—	—

Total derivative financial instruments	¥1,060,475,893	¥4,928,506	¥4,452,557	¥69,375,104	¥593,111	¥496,876

(1)
Derivative financial instruments categorized as “Risk Management” are used for economic hedging, such as managing the exposure to changes in fair value of the loan portfolio, and are identified as hedging instruments under Japanese GAAP. Under IFRS, the Group applies hedge accounting for certain fixed rate debt securities in issue, borrowings and debt instruments at fair value through other comprehensive income (“FVOCI”), certain equity instruments elected to be measured at FVOCI and net investments in foreign operations. Derivative financial instruments designated as hedging instruments are also categorized as “Risk Management.”

Schedule of Items Designated as Hedging Instruments	The table below represents the amounts related to items designated as hedging instruments at September 30, 2021 and March 31, 2021.

	At September 30, 2021			At March 31, 2021
	Notional amounts	Carrying amounts		Notional amounts	Carrying amounts
		Assets	Liabilities		Assets	Liabilities
	(In millions)
Interest rate risk

Interest rate swaps	¥7,824,273	¥211,183	¥45,262	¥6,199,507	¥222,553	¥46,666
Interest rate options	155,611	13,318	—	—	—	—
Stock price risk
Equity swaps	5,681	298	—	33,675	—	2,690

Schedule of Hedges of Net Investments in Foreign Operations	The table below represents the amounts related to items designated as hedging instruments at September 30, 2021 and March 31, 2021.

	At September 30, 2021			At March 31, 2021
	Nominal a mounts	Carrying amounts		Nominal a mounts	Carrying amounts
		Assets	Liabilities		Assets	Liabilities
	(In millions)
Foreign exchange forward contracts	¥2,570,698	¥23,193	¥67,644	¥1,963,691	¥5,269	¥91,422
Foreign currency denominated financial liabilities	109,322	—	109,322	91,401	—	91,401